PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.6%
Communication Services: 1.7%
2,660
Cable One, Inc.
$ 706,948
0.3
114,328  Entravision
Communications Corp.
- Class A
240,089
0.1
11,835
Fox Corp. - Class B
623,823
0.2
59,341  Interpublic Group of
Cos., Inc.
1,611,702
0.6
18,396
Omnicom Group, Inc.
1,525,212
0.5
8,637  Townsquare Media,
Inc. - Class A
70,305
0.0
4,778,079
1.7
Consumer Discretionary: 4.4%
23,721
(1)
Accel Entertainment,
Inc.
235,312
0.1
9,645  Atmus Filtration
Technologies, Inc.
354,261
0.1
18,452
Bloomin' Brands, Inc.
132,301
0.0
39,845
BorgWarner, Inc.
1,141,559
0.4
12,096
Boyd Gaming Corp.
796,280
0.3
13,389
(2)
BRP, Inc.
452,682
0.2
14,991
Brunswick Corp.
807,265
0.3
26,450
(1)
Capri Holdings Ltd.
521,859
0.2
34,421
Gentex Corp.
802,009
0.3
36,118
(1)(2)
KinderCare Learning
Cos., Inc.
418,608
0.1
4,118
(1)
M/I Homes, Inc.
470,193
0.2
27,187
(1)
MarineMax, Inc.
584,521
0.2
8,701
Meritage Homes Corp.
616,727
0.2
13,829
(1)
Mohawk Industries,
Inc.
1,578,995
0.6
23,153
(1)(2)
OneWater Marine, Inc.
- Class A
374,616
0.1
4,988
Patrick Industries, Inc.
421,785
0.1
1,456  Penske Automotive
Group, Inc.
209,635
0.1
8,422
(1)
Skyline Champion
Corp.
798,069
0.3
6,528
(1)
Solo Brands, Inc.
- Class A
1,095
0.0
10,570
(1)
Taylor Morrison Home
Corp.
634,623
0.2
15,349
(1)
Visteon Corp.
1,191,389
0.4
12,543,784
4.4
Consumer Staples: 8.3%
95,305
Conagra Brands, Inc.
2,541,784
0.9
41,980  Edgewell Personal
Care Co.
1,310,196
0.5
23,933  Estee Lauder Cos.,
Inc. - Class A
1,579,578
0.6
30,873
General Mills, Inc.
1,845,897
0.6
17,297
Heineken NV
1,410,409
0.5
117,352
Kenvue, Inc.
2,814,101
1.0
17,464
Kimberly-Clark Corp.
2,483,730
0.9
63,083  Koninklijke Ahold
Delhaize NV
2,356,476
0.8
26,898  Mondelez International,
Inc. - Class A
1,825,029
0.6
19,070
Pernod Ricard SA
1,883,981
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
27,293  Reckitt Benckiser
Group PLC
$ 1,845,576
0.6
16,149  Spectrum Brands
Holdings, Inc.
1,155,461
0.4
8,009  Turning Point Brands,
Inc.
476,055
0.2
23,528,273
8.3
Energy: 7.1%
41,206
Baker Hughes Co.
1,811,004
0.6
24,124
ChampionX Corp.
718,895
0.3
11,355
Chord Energy Corp.
1,279,936
0.5
65,651
Coterra Energy, Inc.
1,897,314
0.7
111,230  Crescent Energy Co.
- Class A
1,250,225
0.4
6,173  Diamondback Energy,
Inc.
986,939
0.3
127,852
(2)(3)
Enterprise Products
Partners L.P.
4,364,867
1.5
18,171
EQT Corp.
970,877
0.3
25,276
(1)
Flowco Holdings, Inc.
- Class A
648,330
0.2
11,107
(1)
Infinity Natural
Resources, Inc. - Class
A
208,256
0.1
31,302  Mach Natural
Resources L.P.
486,746
0.2
63,600  Magnolia Oil & Gas
Corp. - Class A
1,606,536
0.6
47,760  Northern Oil and Gas,
Inc.
1,443,785
0.5
28,640  Occidental Petroleum
Corp.
1,413,670
0.5
71,027  Permian Resources
Corp.
983,724
0.3
12,302
TXO Partners L.P.
235,706
0.1
20,306,810
7.1
Financials: 20.4%
11,293
Allstate Corp.
2,338,441
0.8
15,861  A-Mark Precious
Metals, Inc.
402,394
0.1
17,328
Ameris Bancorp
997,573
0.3
15,381  Atlantic Union
Bankshares Corp.
478,964
0.2
27,645  Axis Capital Holdings
Ltd.
2,771,135
1.0
10,035
(1)
Axos Financial, Inc.
647,458
0.2
20,873
Banc of California, Inc.
296,188
0.1
26,165  Bank of New York
Mellon Corp.
2,194,459
0.8
1,899
(1)
Bowhead Specialty
Holdings, Inc.
77,194
0.0
5,476
(1)
BRP Group, Inc.
- Class A
244,722
0.1
61,131  Columbia Banking
System, Inc.
1,524,607
0.5
50,633  Commerce
Bancshares, Inc.
3,150,892
1.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
68,546  Compass Diversified
Holdings
$ 1,279,754
0.4
35,035
CVB Financial Corp.
646,746
0.2
24,985
Edenred
811,927
0.3
137,270
F.N.B. Corp.
1,846,281
0.6
29,198  Fidelis Insurance
Holdings Ltd.
473,008
0.2
39,424  First BanCorp/Puerto
Rico
755,758
0.3
42,077
First Hawaiian, Inc.
1,028,362
0.4
18,767  First Interstate
BancSystem, Inc.
- Class A
537,675
0.2
8,958
First Merchants Corp.
362,261
0.1
24,949
(1)
Hamilton Insurance
Group Ltd. - Class B
517,193
0.2
7,664  Hanover Insurance
Group, Inc.
1,333,153
0.5
54,139  Home BancShares,
Inc.
1,530,510
0.5
13,773  International
Bancshares Corp.
868,525
0.3
30,911
Northern Trust Corp.
3,049,370
1.1
5,776
(1)
Northpointe
Bancshares, Inc.
83,405
0.0
119,038
Old National Bancorp
2,522,415
0.9
12,547  Pacific Premier
Bancorp, Inc.
267,502
0.1
7,639  PNC Financial
Services Group, Inc.
1,342,707
0.5
10,725
Popular, Inc.
990,668
0.3
15,605  Provident Financial
Services, Inc.
267,938
0.1
10,089  Reinsurance Group of
America, Inc.
1,986,524
0.7
10,728
(1)
SiriusPoint Ltd.
185,487
0.1
21,308
SouthState Corp.
1,977,809
0.7
9,741
(1)
StoneX Group, Inc.
744,018
0.3
21,639  T. Rowe Price Group,
Inc.
1,987,975
0.7
89,444
Truist Financial Corp.
3,680,621
1.3
14,611
UMB Financial Corp.
1,477,172
0.5
92,822
US Bancorp
3,918,945
1.4
37,135  Webster Financial
Corp.
1,914,309
0.7
20,653
Westamerica BanCorp
1,045,661
0.4
9,907  Willis Towers Watson
PLC
3,348,071
1.2
57,905,777
20.4
Health Care: 13.4%
8,282  AmerisourceBergen
Corp.
2,303,141
0.8
13,579  Becton Dickinson and
Co.
3,110,406
1.1
11,307
Cardinal Health, Inc.
1,557,765
0.6
29,377
(1)
Centene Corp.
1,783,478
0.6
47,749
Embecta Corp.
608,800
0.2
45,543
(1)
Enovis Corp.
1,740,198
0.6
105,777
(1)
Envista Holdings Corp.
1,825,711
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
18,946  GE HealthCare
Technologies, Inc.
$ 1,529,132
0.5
58,812
(1)
Henry Schein, Inc.
4,028,034
1.4
23,269
(1)
Hologic, Inc.
1,437,326
0.5
6,598
(1)
ICON PLC
1,154,584
0.4
8,971
(1)
IQVIA Holdings, Inc.
1,581,587
0.6
14,716
Labcorp Holdings, Inc.
3,425,002
1.2
22,188
Medtronic PLC
1,993,814
0.7
13,860
Quest Diagnostics, Inc.
2,345,112
0.8
7,785  Universal Health
Services, Inc. - Class B
1,462,801
0.5
54,234  Zimmer Biomet
Holdings, Inc.
6,138,204
2.2
38,025,095
13.4
Industrials: 16.0%
15,945
A.O. Smith Corp.
1,042,165
0.4
29,213
ABM Industries, Inc.
1,383,528
0.5
18,231
(1)
Beacon Roofing
Supply, Inc.
2,255,175
0.8
19,271
(1)
Blue Bird Corp.
623,802
0.2
19,592
Brink's Co.
1,688,047
0.6
56,888
Bunzl PLC
2,188,288
0.8
78,034
CSX Corp.
2,296,541
0.8
1,039
Cummins, Inc.
325,664
0.1
20,288
Deluxe Corp.
320,753
0.1
79,057
(1)
DIRTT Environmental
Solutions
56,281
0.0
5,067
Dover Corp.
890,170
0.3
5,580
(1)
DXP Enterprises, Inc.
459,011
0.2
13,802
Emerson Electric Co.
1,513,251
0.5
87,163
(1)
Gates Industrial Corp.
PLC
1,604,671
0.6
21,652
(1)
GMS, Inc.
1,584,277
0.6
54,069
(1)
Hillman Solutions
Corp.
475,266
0.2
6,269
(1)
IBEX Holdings Ltd.
152,650
0.0
10,997
Korn Ferry
745,926
0.3
14,403  L3Harris Technologies,
Inc.
3,014,692
1.1
4,963
Legrand SA
525,601
0.2
16,319
Loomis AB
660,971
0.2
3,337
Luxfer Holdings PLC
39,577
0.0
39,674  MSC Industrial Direct
Co., Inc. - Class A
3,081,480
1.1
15,563
Norfolk Southern Corp.
3,686,096
1.3
32,720
(1)
NV5 Global, Inc.
630,514
0.2
2,691
nVent Electric PLC
141,062
0.0
28,456
Oshkosh Corp.
2,677,140
0.9
18,353
(1)
Proficient Auto
Logistics, Inc.
153,615
0.1
3,491
Republic Services, Inc.
845,381
0.3
4,113  Science Applications
International Corp.
461,766
0.2
16,559  Sensata Technologies
Holding PLC
401,887
0.1
55,733
Southwest Airlines Co.
1,871,514
0.7
6,091
Tecnoglass, Inc.
435,811
0.1
49,178
Timken Co.
3,534,423
1.2
15,724
(1)
Titan Machinery, Inc.
267,937
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,233
TriNet Group, Inc.
$ 890,103
0.3
396
(1)
Verra Mobility Corp.
8,914
0.0
15,080
Vinci SA
1,900,993
0.7
20,155
Weir Group PLC
608,872
0.2
45,443,815
16.0
Information Technology: 6.1%
30,659
Amdocs Ltd.
2,805,298
1.0
23,319
Amkor Technology, Inc.
421,141
0.2
18,793
Avnet, Inc.
903,755
0.3
14,367
(1)
Axcelis Technologies,
Inc.
713,609
0.3
16,722  Cognizant Technology
Solutions Corp. - Class
A
1,279,233
0.5
14,516
(1)
Euronet Worldwide,
Inc.
1,551,034
0.5
55,945
EVERTEC, Inc.
2,057,098
0.7
3,343
(1)
F5, Inc.
890,141
0.3
82,276
HP, Inc.
2,278,222
0.8
28,070  Ingram Micro Holding
Corp.
497,962
0.2
21,344  Kulicke & Soffa
Industries, Inc.
703,925
0.2
58,584
(1)
Repay Holdings Corp.
326,313
0.1
13,990
TE Connectivity PLC
1,977,067
0.7
9,446
Teradyne, Inc.
780,240
0.3
17,185,038
6.1
Materials: 5.1%
24,263
Akzo Nobel NV
1,494,258
0.5
3,777
Eagle Materials, Inc.
838,230
0.3
199,668  Graphic Packaging
Holding Co.
5,183,381
1.8
18,283
(1)
Ingevity Corp.
723,824
0.3
2,110  Martin Marietta
Materials, Inc.
1,008,854
0.4
11,783  Minerals Technologies,
Inc.
749,045
0.3
5,915  Packaging Corp. of
America
1,171,288
0.4
11,214
PPG Industries, Inc.
1,226,251
0.4
5,900  Reliance Steel &
Aluminum Co.
1,703,625
0.6
30,620
(1)(2)
Titan America SA
413,983
0.1
14,512,739
5.1
Real Estate: 8.6%
15,009
Agree Realty Corp.
1,158,545
0.4
9,232  American Healthcare
REIT, Inc.
279,730
0.1
9,323
American Tower Corp.
2,028,685
0.7
49,072  Americold Realty Trust,
Inc.
1,053,085
0.4
14,027
EPR Properties
737,960
0.2
38,908
Equity Residential
2,785,035
1.0
3,591  Essex Property Trust,
Inc.
1,100,893
0.4
83,382  Healthpeak Properties,
Inc.
1,685,984
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
7,470
Public Storage
$ 2,235,696
0.8
52,459
Realty Income Corp.
3,043,147
1.1
8,155  Regency Centers
Corp.
601,513
0.2
12,123  Ryman Hospitality
Properties, Inc.
1,108,527
0.4
17,848
Terreno Realty Corp.
1,128,351
0.4
26,923
UMH Properties, Inc.
503,460
0.2
27,345
Ventas, Inc.
1,880,242
0.6
98,088
VICI Properties, Inc.
3,199,630
1.1
24,530,483
8.6
Utilities: 6.5%
47,512
Evergy, Inc.
3,275,952
1.1
39,132
Eversource Energy
2,430,489
0.9
455  Luxfer Holdings PLC-
ADR
5,396
0.0
53,809
NorthWestern Corp.
3,113,927
1.1
29,440
ONE Gas, Inc.
2,225,370
0.8
49,099
PPL Corp.
1,772,965
0.6
31,518
Spire, Inc.
2,466,283
0.9
7,973  WEC Energy Group,
Inc.
868,898
0.3
34,329
Xcel Energy, Inc.
2,430,150
0.8
18,589,430
6.5
Total Common Stock
(Cost $272,718,974)
277,349,323
97.6
EXCHANGE-TRADED FUNDS: 0.5%
11,428  iShares Russell Mid-
Cap Value ETF
1,439,585
0.5
Total Exchange-Traded
Funds
(Cost $1,461,563)
1,439,585
0.5
PREFERRED STOCK: 0.6%
Consumer Staples: 0.6%
19,977  Henkel AG & Co.
KGaA
1,589,518
0.6
Total Preferred Stock
(Cost $1,420,121)
1,589,518
0.6
Total Long-Term
Investments
(Cost $275,600,658)
280,378,426
98.7

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 3.3%
Repurchase Agreements: 1.9%
1,263,811
(4)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $1,263,965,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$1,289,246, due
04/15/25-02/15/55)
$ 1,263,811
0.4
1,305,555
(4)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,305,711,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,331,666, due
04/10/25-03/01/55)
1,305,555
0.5
1,305,555
(4)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $1,305,711,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,331,666, due
04/10/25-12/15/66)
1,305,555
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,263,811
(4)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $1,263,966,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$1,287,378, due
04/15/26-02/15/53)
$ 1,263,811
0.4
435,689
(4)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $435,741,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$444,403, due
10/31/28)
435,689
0.1
Total Repurchase
Agreements
(Cost $5,574,421)
5,574,421
1.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds: 1.4%
3,910,407
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.230%
(Cost $3,910,407) $ 3,910,407 1.4
Total Short-Term
Investments
(Cost $9,484,828)
9,484,828
3.3
Total Investments in
Securities
(Cost $285,085,486) $ 289,863,254 102.0
Liabilities in Excess
of Other Assets (5,585,515) (2.0)
Net Assets $ 284,277,739 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Security is a Master Limited Partnership.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 4,778,079 $ — $ — $ 4,778,079
Consumer Discretionary 12,543,784 — — 12,543,784
Consumer Staples 16,031,831 7,496,442 — 23,528,273
Energy 20,306,810 — — 20,306,810
Financials 57,093,850 811,927 — 57,905,777
Health Care 38,025,095 — — 38,025,095
Industrials 39,559,090 5,884,725 — 45,443,815
Information Technology 17,185,038 — — 17,185,038
Materials 13,018,481 1,494,258 — 14,512,739
Real Estate 24,530,483 — — 24,530,483
Utilities 18,589,430 — — 18,589,430
Total Common Stock 261,661,971 15,687,352 — 277,349,323
Exchange-Traded Funds 1,439,585 — — 1,439,585
Preferred Stock — 1,589,518 — 1,589,518
Short-Term Investments 3,910,407 5,574,421 — 9,484,828
Total Investments, at fair value $ 267,011,963 $ 22,851,291 $ — $ 289,863,254
Other Financial Instruments+
Forward Foreign Currency Contracts — 20,712 — 20,712
Total Assets $ 267,011,963 $ 22,872,003 $ — $ 289,883,966
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (3,547) $ — $ (3,547)
Total Liabilities $ — $ (3,547) $ — $ (3,547)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
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Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2025, the following forward foreign currency contracts were outstanding for VY
®
American Century Small-Mid Cap Value Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 2,701,456 EUR 2,482,728 Bank of America N.A. 06/27/25 $ 3,702
EUR 248,084 USD 269,156 Bank of America N.A. 06/27/25 414
USD 1,985,716 GBP 1,534,919 Citibank N.A. 06/27/25 3,125
USD 566,809 SEK 5,703,817 Citibank N.A. 06/27/25 (3,547)
USD 2,701,704 EUR 2,482,728 Goldman Sachs & Co. 06/27/25 3,950
USD 1,985,573 GBP 1,534,919 Goldman Sachs & Co. 06/27/25 2,982
USD 2,701,348 EUR 2,482,728 Morgan Stanley & Co. Llc 06/27/25 3,594
USD 2,700,699 EUR 2,482,728 UBS AG 06/27/25 2,945
$ 17,165

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
American Century
Small-Mid Cap Value Portfolio
Currency Abbreviations:
EUR
—
EU Euro
GBP
—
British Pound
SEK
—
Swedish Krona
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 24,642,005
Gross Unrealized Depreciation (19,864,237)
Net Unrealized Appreciation $ 4,777,768